Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total attributable to owners	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Other reserves	Retained earnings	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2022		$ 37,037	$ 387	$ 35,155	$ 153	$ 448	$ 1,468	$ (574)	$ 21	$ 37,058
Profit for the period		5,955						5,955	6	5,961
Other comprehensive income/(expense)	[1]	733						733		733
Transfer to Other reserves	[2]						(4)	4
Dividends		(4,487)						(4,487)		(4,487)
Dividends paid to non-controlling interests									(4)	(4)
Issue of Ordinary Shares		34	1	33						34
Share-based payments charge for the period		579						579		579
Settlement of share plan awards		(708)						(708)		(708)
Net movement		2,106	1	33			(4)	2,076	2	2,108
Equity at end of period at Dec. 31, 2023		39,143	388	35,188	153	448	1,464	1,502	23	39,166
Profit for the period		7,035						7,035	6	7,041
Other comprehensive income/(expense)	[1]	(799)						(799)	(1)	(800)
Transfer to Other reserves	[2]						15	(15)
Dividends		(4,602)						(4,602)		(4,602)
Dividends paid to non-controlling interests									(4)	(4)
Issue of Ordinary Shares		38		38						38
Changes in non-controlling interests									61	61
Movement in shares held by Employee Benefit Trusts	[2]	(68)					(68)			(68)
Share-based payments charge for the period		660						660		660
Settlement of share plan awards		(621)						(621)		(621)
Net movement		1,643		38			(53)	1,658	62	1,705
Equity at end of period at Dec. 31, 2024		40,786	388	35,226	153	448	1,411	3,160	85	40,871
Profit for the period		10,225						10,225	8	10,233
Other comprehensive income/(expense)	[1]	2,695					(61)	2,756	8	2,703
Transfer to Other reserves	[2]						47	(47)
Dividends		(4,846)						(4,846)		(4,846)
Dividends paid to non-controlling interests									(6)	(6)
Issue of Ordinary Shares		40		40						40
Changes in non-controlling interests		(214)						(214)	(43)	(257)
Movement in shares held by Employee Benefit Trusts	[2]	43					43			43
Share-based payments charge for the period		719						719		719
Settlement of share plan awards		(781)						(781)		(781)
Net movement		7,881		40			29	7,812	(33)	7,848
Equity at end of period at Dec. 31, 2025		$ 48,667	$ 388	$ 35,266	$ 153	$ 448	$ 1,440	$ 10,972	$ 52	$ 48,719

[1]	Included within Other comprehensive income of $2,703m (2024: expense of $800m; 2023: income of $733m) is a gain of $1m (2024: charge of $21m; 2023: charge of $19m), relating to Gains/(costs) of hedging.
[2]	Amounts charged or credited to Other reserves relate to exchange adjustments arising on goodwill and movements in shares held by Employee Benefit Trusts. Transfer to Other reserves includes $70m (2024: $nil; 2023: $nil) in respect of the opening balance on the cash flow hedge reserve. The cash flow hedge reserve was previously disclosed within Retained earnings but from 2025 is disclosed within Other reserves.